Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade accounts receivable

	2023	2022

Tuition fees	461,066	356,074
Educational content (i)	49,135	50,913
FIES	62,971	62,325
Educational credits (ii)	29,391	27,535
Mobile app subscription (iii)	29,091	27,675
Other	15,667	14,923
	647,321	539,445
(-) Allowance for expected credit losses	(61,398)	(44,046)
	585,923	495,399
Current	546,438	452,831
Non-current	39,485	42,568

(i)	Related to trade receivables from sales of printed books, e-books and medical courses through digital platform from Medcel, Além da Medicina e Cardiopapers.
(ii)	Related to the financing programs offered by our subsidiaries to its students that existed prior to the acquisitions. The Company closed such programs to new enrolments and maintained only the agreements that were outstanding as of the acquisition date.
(iii)	Related to trade receivables from mobile applications subscriptions for digital medical content.

Schedule of aging of trade accounts receivable

	2023	2022

Neither past due nor impaired	323,614	261,025
Past due
1 to 30 days	73,563	56,280
31 to 90 days	109,908	90,734
91 to 180 days	85,193	80,522
More than 180 days	55,043	50,884
	647,321	539,445

Schedule of allowance for doubtful accounts

	2023	2022	2021

Balances at the beginning of the year	(44,046)	(45,013)	(32,980)
Additions	(74,552)	(42,708)	(47,819)
Write-offs	57,200	43,675	35,786
Balances at the end of the year	(61,398)	(44,046)	(45,013)